Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of contractual maturities of time deposits
2013	$ 1,108,620
2014	335,473
2015	235,249
2016	130,517
2017	224,137
2018 and thereafter	24,505
Time Deposits Maturities, Total	2,058,501
Unamortized purchase accounting fair value premium	12,197
Total	$ 2,070,698	$ 2,189,436